Subversive Metaverse ETF
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2022

	Shares	Value
COMMON STOCKS - 85.45%
Capital Markets - 0.51%
Galaxy Digital Holdings Ltd. (a)(b)	1,224	$4,590

Communications Equipment - 0.73%
Cisco Systems, Inc.	153	6,524

Entertainment - 13.47%
Activision Blizzard, Inc.	312	24,292
CD Projekt S.A. (b)	108	2,306
Electronic Arts, Inc.	64	7,786
Embracer Group AB (a)(b)	228	1,738
Nintendo Co. Ltd.- ADR	316	17,007
ROBLOX Corporation - Class A (a)	752	24,711
Sea Ltd. - ADR (a)	64	4,279
Stillfront Group AB (a)(b)	432	953
Take-Two Interactive Software, Inc. (a)	214	26,221
The Walt Disney Company (a)	62	5,853
Warner Music Group Corporation - Class A	209	5,091
		120,237
Health Care Providers & Services - 1.05%
1Life Healthcare, Inc. (a)	1,190	9,330

Health Care Technology - 1.42%
American Well Corporation - Class A (a)	2,930	12,658

Household Durables - 6.03%
Sony Group Corporation (b)	398	32,544
Vuzix Corporation (a)	2,996	21,272
		53,816
Interactive Media & Services - 4.03%
Alphabet, Inc. - Class C (a)(c)	14	30,624
Snap, Inc. - Class A (a)	404	5,305
		35,929
Internet & Direct Marketing Retail - 2.38%
Amazon.com, Inc. (a)	200	21,242

IT Services - 7.37%
Akamai Technologies, Inc. (a)	166	15,161
Block, Inc. (a)	326	20,036
Cloudflare, Inc. - Class A (a)	370	16,187
International Business Machines Corporation	63	8,895
PayPal Holdings, Inc. (a)	78	5,448
		65,727
Leisure Products - 4.86%
Hasbro, Inc.	130	10,644
Mattel, Inc. (a)	1,276	28,493
Peloton Interactive, Inc. - Class A (a)	460	4,223
		43,360
Life Sciences Tools & Services - 3.67%
Agilent Technologies, Inc.	276	32,780

Semiconductors & Semiconductor Equipment - 13.97%
Advanced Micro Devices, Inc. (a)	222	16,976
Intel Corporation	486	18,181
Marvell Technology, Inc.	454	19,763
NVIDIA Corporation	194	29,409
Qorvo, Inc. (a)	162	15,280
QUALCOMM, Inc.	110	14,051
Wolfspeed, Inc. (a)	174	11,040
		124,700
Software - 16.85%
Adobe, Inc. (a)	36	13,178
Autodesk, Inc. (a)	78	13,413
Crowdstrike Holdings, Inc. - Class A (a)	116	19,553
Dassault Systemes SE- ADR	260	9,578
Fortinet, Inc. (a)	170	9,619
Matterport, Inc. (a)	3,630	13,286
Microsoft Corporation (c)	128	32,874
Palo Alto Networks, Inc. (a)	26	12,842
Unity Software, Inc. (a)	240	8,837
Zoom Video Communications, Inc. - Class A (a)	84	9,069
Zscaler, Inc. (a)	54	8,074
		150,323
Technology Hardware, Storage & Peripherals - 6.67%
Apple, Inc.	215	29,395
Corsair Gaming, Inc. (a)	1,278	16,780
Immersion Corporation (a)	2,492	13,307
		59,482
Textiles, Apparel & Luxury Goods - 2.44%
Adidas AG - ADR	92	8,151
NIKE, Inc. - Class B	84	8,585
PLBY Group, Inc. (a)	792	5,069
		21,805
Total Common Stocks
(Cost $1,042,470)		762,503

SHORT-TERM INVESTMENTS - 13.06%
Money Market Funds - 13.06%
First American Government Obligations Fund- Class X, 1.29% (d)	116,538	116,538
Total Short-Term Investments
(Cost $116,538)		116,538
Total Investments
(Cost $1,159,008) - 98.51%		879,041
Other Assets In Excess Of Other Liabilities - 1.49%		13,329
Net Assets - 100.00%		$892,370

ADR – American Depositary Receipt
(a) Non-income producing security.
(b) Foreign security.
(c) All or a portion of this security has been committed as collateral for securities sold short. The total value of assets committed as collateral as of June 30, 2022 is $32,046.
(d) The rate quoted is the annualized seven-day effective yield as of June 30, 2022.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$762,503	$-	$-	$762,503
Short-Term Investments	116,538	-	-	116,538
Total	$879,041	$-	$-	$879,041

Liabilities
Short Common Stocks	$(16,931)	$-	$-	$(16,931)
Total	$(16,931)	$-	$-	$(16,931)

As of the period ended June 30, 2022, the Fund did not hold any level 3 securities, nor were there any transfers into or out of Level 3.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Subversive Metaverse ETF
SCHEDULE OF SECURITIES SOLD SHORT (UNAUDITED)
June 30, 2022

COMMON STOCKS - (1.90)%
Interactive Media & Services - (1.90)%	Shares	Value
Meta Platforms, Inc.	(105)	$(16,931)
Total Securities Sold Short - (1.90)%
Proceeds $(26,609)		$(16,931)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.